Lease (Details) - Schedule of operating leases	Dec. 31, 2022 USD ($)
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	$ 211,585
Operating lease liabilities - current	91,587
Operating lease liabilities - non-current	101,992
Total operating lease liabilities	$ 193,579